Contingent Consideration	12 Months Ended
Dec. 31, 2020
Disclosure Of Contingent Liabilities [Abstract]
Contingent Consideration
19.	Contingent Consideration

	December 31, 2020	December 31, 2019
Balance, beginning of year	32,501	—
Acquisition of Bridge Farm	—	15,991
Change in fair value recognized in profit or loss	2,252	18,645
Earn-out payments	—	(1,170)
Unrealized foreign exchange loss	1,058	(1,779)
Foreign currency translation	(899)	814
Disposition of Bridge Farm (note 5)	(34,912)	—
Balance, end of year	—	32,501

Contingent consideration was comprised of the fair value of the incremental variable amount of shares potentially issuable in connection with the acquisition of Bridge Farm and the fair value of earn-out payments owed to the sellers of Bridge Farm.

At June 5, 2020, the fair value of the incremental shares was $34.6 million and the fair value of the earn out shares was $0.3 million. On June 5, 2020, the total contingent consideration of $34.9 million was assumed by the Bridge Farm Purchaser as part of the consideration for the Bridge Farm Disposition (note 5).